SUPPLEMENT TO THE PROSPECTUSES, SUMMARY PROSECPTUSES

andSTATEMENT OF ADDITIONAL INFORMATION

OF

  WELLS FARGO VT FUNDS

Wells Fargo VT Discovery Fund

Wells Fargo VT Omega Growth Fund

(each, a “Fund” and together, the “Funds”)

Thomas Pence, CFA, has announced his intention to retire from Wells Capital Management Incorporated by September 30, 2016. He will continue to serve as a portfolio manager of the Funds through August 31, 2016. After August 31, 2016, all references to Thomas Pence, CFA, in the Funds’ prospectuses and Statement of Additional Information are hereby removed.

For Wells Fargo VT Omega Growth Fund

Effective immediately, Christopher J. Warner, CFA, of Wells Capital Management Incorporated is added as a Portfolio Manager for the Fund. A biographical description for Mr. Warner is included among the Portfolio Manager biographies listed for each Fund as follows:

“Mr. Warner joined Wells Capital Management in 2007, where he currently serves as a Portfolio Manager for the Fundamental Growth Equity team.”

The Management of Other Accountsand Beneficial Ownership in the Funds tables in the section entitled “Portfolio Managers” in the Funds’ Statement of Additional Information is amended to add the following information:

Christopher J. Warner, CFA[1]	Registered Investment Companies
	Number of Accounts	8
	Total Assets Managed	$4.6 B
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Pooled Investment Vehicles
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Accounts
	Number of Accounts	43
	Total Assets Managed	$1.4 B
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0

                 1 Mr. Warner became portfolio manager of the Fund in May 2016. The information presented in this table is as of April 30, 2016.

May 26, 2016                                                                                                              VT1056/P1411SP